[Logo] PIONEER Investments(R)





February 4, 2014



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust XI (the "Trust")
        File Nos. 2-32773 and 811-01835
        CIK No. 0000078758

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of prospectus relating to Pioneer Core Equity Fund, a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 78 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on January 27, 2014 (Accession No. 0000078758-14-000004).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
-------------------------
    Daniel J. Hynes
    Senior Legal Product Manager


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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